Trade and other receivables - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	£ 3,587	£ 6,429
Provision for impairment of receivables, period	3 years
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	£ (603)	(578)	£ (559)
Charge for the year, net of recoveries	243	200
Before exceptional items and remeasurements, netting | Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Charge for the year, net of recoveries	243	200
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,824	£ 2,813